Stock-based compensation - Stock-Based Compensation - Narrative (Details) (USD $)	9 Months Ended		12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended										9 Months Ended	12 Months Ended				12 Months Ended						9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 10, 2011 Tecogen	Sep. 30, 2013 Tecogen	Dec. 31, 2012 Tecogen	Dec. 31, 2011 Tecogen	Dec. 31, 2010 Tecogen	Dec. 31, 2011 Tecogen Exercise price $2.60 per share	Dec. 31, 2010 Tecogen Exercise price $2.60 per share	Dec. 31, 2011 Tecogen Exercise price $2.80 per share	Dec. 31, 2012 Tecogen Exercise price $3.20 per share	Dec. 31, 2012 Tecogen Stock options	Dec. 31, 2011 Tecogen Stock options	Dec. 31, 2010 Tecogen Stock options	Sep. 30, 2013 Tecogen Restricted stock	Dec. 31, 2012 Tecogen Restricted stock	Dec. 31, 2011 Tecogen Restricted stock	Dec. 31, 2010 Tecogen Restricted stock	Dec. 31, 2009 Tecogen Restricted stock	Dec. 31, 2011 Tecogen Restricted stock Six months after an initial public offering	Sep. 30, 2013 Tecogen Amended Plan Stock options	Dec. 31, 2012 Tecogen Amended Plan Stock options	Dec. 31, 2011 Tecogen Amended Plan Stock options	Dec. 31, 2010 Tecogen Amended Plan Stock options	Dec. 31, 2006 Tecogen Amended Plan Stock options	Sep. 30, 2013 Ilois	Dec. 31, 2012 Ilois	Dec. 31, 2011 Ilois	Dec. 31, 2010 Ilois	Sep. 30, 2013 Ilois Restricted stock	Dec. 31, 2012 Ilois Restricted stock	Dec. 31, 2011 Ilois Restricted stock	Dec. 31, 2010 Ilois Restricted stock	Dec. 31, 2009 Ilois Restricted stock	Dec. 31, 2011 Ilois Restricted stock 180 days after an initial public offering of Ilios	Dec. 31, 2011 Ilois Restricted stock 3 years after initial public offering of Ilios	Sep. 30, 2013 Ilois 2009 Plan	Dec. 31, 2012 Ilois 2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance																						1,838,750	1,838,750			1,000,000
Number of shares remaining available for future issuance																						97,683	135,183	161,433	721,683
Maximum number of shares allowable for issuance																						97,683																2,000,000	2,000,000
Options granted					37,500	17,500	511,500	25,000	480,250	25,000	31,250	17,500															0	50,000	225,000	0
Options granted, exercise price in usd per share					$ 3.20	$ 3.20		$ 2.60	$ 2.60	$ 2.60	$ 2.80	$ 3.20															$ 0	$ 0.50	$ 0.50	$ 0
Fair value of options issued						$ 20,223	$ 508,586	$ 24,446																				$ 9,750	$ 42,065
Weighted-average grant date fair value of options granted									$ 1.00	$ 0.96	$ 1.12	$ 1.16																$ 0.20	$ 0.19
Options repurchased from consultant							12,500
Options repurchased from consultant, exercise price in usd per share							$ 1.00
Options repurchased from consultant, fair value in usd per share				$ 3.20
Options repurchased from consultant, charge to Stockholders' Equity			12,500	12,500			12,500
Restricted stock granted																0	0	50,000	19,211												0	0	200,000	0
Restricted stock granted, price in usd per share																		$ 0.001															$ 0.001
Award vesting percentage																																				25.00%	25.00%
Award vesting period													4 years	4 years	4 years						6 months							0 years	4 years							180 years	3 years
Award expiration period													10 years	10 years	10 years													10 years	10 years
Recognized stock-based compensation	(8,105)	232,828				136,184	396,724	185,901																				59,361	47,648	11,135
Unvested restricted stock outstanding																361,570	399,070	483,317	433,317	414,106											310,000	510,000	560,000	360,000	360,000
Compensation cost related to unvested restricted stock awards and stock option awards not yet recognized	$ 107,651					$ 183,230	$ 537,540	$ 141,859																				$ 67,493	$ 122,056	$ 27,839
Compensation cost not yet recognized, weighted average period of recognition						1 year 6 months 22 days																					2 years 8 months 19 days	1 year 8 months 1 day